Intangible assets - Accumulated amortization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill at beginning of period	$ 3,707,650
Goodwill at end of period	6,750,107	$ 3,707,650
Achieve
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill at beginning of period	3,707,650
Goodwill at end of period	6,750,107	3,707,650
Cost | Achieve
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill at beginning of period	3,707,650	3,707,650
Additions	3,042,457	0
Goodwill at end of period	$ 6,750,107	3,707,650
Impairment | Achieve
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill at beginning of period		0
Impairment		$ 0